RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets - Retirement Scheme Assets [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		£ 594	£ 859
Fixed interest government bonds	[1]	8,893	7,449
Index-linked government bonds	[1]	18,207	16,477
Corporate and other debt securities	[1]	10,588	8,813
Asset-backed securities	[1]		138
	[1]	37,688	32,877
Property		158	556
Pooled investment vehicles		15,358	15,072
Money market instruments, derivatives, cash and other assets and liabilities		(8,007)	(7,126)
At 31 December		45,791	42,238
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		411	514
Fixed interest government bonds	[2]	3,198	2,570
Index-linked government bonds	[2]	11,254	10,236
Corporate and other debt securities	[2]	6,791	5,987
	[2]	21,243	18,793
Pooled investment vehicles		9,730	9,597
Money market instruments, derivatives, cash and other assets and liabilities		(2,965)	(3,039)
At 31 December		28,419	25,865
Quoted [member] | The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		555	637
Fixed interest government bonds	[1]	8,893	7,449
Index-linked government bonds	[1]	18,207	16,477
Corporate and other debt securities	[1]	10,588	8,813
Asset-backed securities	[1]		138
	[1]	37,688	32,877
Pooled investment vehicles		4,773	4,578
Money market instruments, derivatives, cash and other assets and liabilities		204	(283)
At 31 December		43,220	37,809
Quoted [member] | The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		385	299
Fixed interest government bonds	[2]	3,198	2,570
Index-linked government bonds	[2]	11,254	10,236
Corporate and other debt securities	[2]	6,791	5,987
	[2]	21,243	18,793
Pooled investment vehicles		2,527	2,405
Money market instruments, derivatives, cash and other assets and liabilities		(145)	(589)
At 31 December		24,010	20,908
Unquoted [member] | The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		39	222
Fixed interest government bonds	[1]
Index-linked government bonds	[1]
Corporate and other debt securities	[1]
Asset-backed securities	[1]
	[1]
Property		158	556
Pooled investment vehicles		10,585	10,494
Money market instruments, derivatives, cash and other assets and liabilities		(8,211)	(6,843)
At 31 December		2,571	4,429
Unquoted [member] | The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		26	215
Fixed interest government bonds	[2]
Index-linked government bonds	[2]
Corporate and other debt securities	[2]
	[2]
Pooled investment vehicles		7,203	7,192
Money market instruments, derivatives, cash and other assets and liabilities		(2,820)	(2,450)
At 31 December		£ 4,409	£ 4,957

[1]	Of the total debt instruments, 33,134 million (31 December 2018: 29,033 million) were investment grade (credit ratings equal to or better than 'BBB').
[2]	Of the total debt instruments, 18,724 million (31 December 2018: 16,472 million) were investment grade (credit ratings equal to or better than 'BBB').